LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Details) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Debt instruments held		$ 160,468,094	$ 151,747,486
Loans and advances to customers		152,244,991	145,125,575
Commercial [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Debt instruments held	[1]	88,997,241	86,259,708
Consumer loans [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Debt instruments held		27,646,114	23,925,279
Mortage [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Debt instruments held		20,512,208	19,155,852
Financial leases [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Debt instruments held		22,248,951	21,343,923
Small Business Loans [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Debt instruments held		$ 1,063,580	$ 1,062,724

[1]	Includes loans to financial institutions amounting to COP 7,862,401 and COP 6,217,825 as of December 31, 2017 and December 31, 2016, respectively